Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
June 30, 2025
Z20-NPRT1-0825
1.9884236.108
Bond Funds - 52.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	67,701	677,690
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	290,655	2,240,954
Fidelity Series Corporate Bond Fund (a)	185,753	1,744,221
Fidelity Series Emerging Markets Debt Fund (a)	18,548	150,236
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	4,206	40,423
Fidelity Series Floating Rate High Income Fund (a)	3,037	26,907
Fidelity Series Government Bond Index Fund (a)	311,633	2,860,788
Fidelity Series High Income Fund (a)	3,113	27,397
Fidelity Series International Credit Fund (a)	10	80
Fidelity Series International Developed Markets Bond Index Fund (a)	152,956	1,333,776
Fidelity Series Investment Grade Bond Fund (a)	266,264	2,689,264
Fidelity Series Investment Grade Securitized Fund (a)	185,628	1,665,085
Fidelity Series Long-Term Treasury Bond Index Fund (a)	208,747	1,123,061
Fidelity Series Real Estate Income Fund (a)	2,653	26,580
TOTAL BOND FUNDS (Cost $15,070,955)		14,606,462

Domestic Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	71,579	1,479,541
Fidelity Series Commodity Strategy Fund (a)	685	62,229
Fidelity Series Large Cap Growth Index Fund (a)	35,370	951,804
Fidelity Series Large Cap Stock Fund (a)	34,052	881,616
Fidelity Series Large Cap Value Index Fund (a)	103,574	1,786,649
Fidelity Series Small Cap Core Fund (a)	34,111	397,737
Fidelity Series Small Cap Opportunities Fund (a)	12,639	184,655
Fidelity Series Value Discovery Fund (a)	39,546	639,454
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,533,372)		6,383,685

International Equity Funds - 22.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	23,526	432,636
Fidelity Series Emerging Markets Fund (a)	39,726	405,602
Fidelity Series Emerging Markets Opportunities Fund (a)	76,101	1,630,083
Fidelity Series International Growth Fund (a)	51,921	1,030,628
Fidelity Series International Index Fund (a)	27,118	387,780
Fidelity Series International Small Cap Fund (a)	18,784	372,682
Fidelity Series International Value Fund (a)	66,886	1,021,354
Fidelity Series Overseas Fund (a)	63,461	1,028,074
Fidelity Series Select International Small Cap Fund (a)	1,839	24,496
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,649,778)		6,333,335

Short-Term Funds - 1.1%
	Shares	Value ($)
Fidelity Series Treasury Bill Index Fund (a) (Cost $298,032)	29,955	297,751

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $127,311)	4.42	127,311	127,311

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,679,448)	27,748,544
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	27,748,544

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	994,349	102,371	420,287	3,699	468	789	677,690	67,701
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,298,110	143,437	187,348	8,871	(23,198)	9,953	2,240,954	290,655
Fidelity Series Blue Chip Growth Fund	1,553,851	38,805	390,603	-	73,478	204,010	1,479,541	71,579
Fidelity Series Canada Fund	430,492	4,192	63,889	-	10,901	50,940	432,636	23,526
Fidelity Series Commodity Strategy Fund	65,388	3,920	5,129	-	(961)	(989)	62,229	685
Fidelity Series Corporate Bond Fund	1,723,581	152,358	145,676	21,040	(574)	14,532	1,744,221	185,753
Fidelity Series Emerging Markets Debt Fund	154,749	5,308	12,264	2,303	288	2,155	150,236	18,548
Fidelity Series Emerging Markets Debt Local Currency Fund	40,394	401	3,389	-	315	2,702	40,423	4,206
Fidelity Series Emerging Markets Fund	430,026	33,262	100,007	-	6,987	35,334	405,602	39,726
Fidelity Series Emerging Markets Opportunities Fund	1,721,093	155,571	421,451	-	42,821	132,049	1,630,083	76,101
Fidelity Series Floating Rate High Income Fund	28,411	856	2,421	571	(22)	83	26,907	3,037
Fidelity Series Government Bond Index Fund	2,793,483	291,853	220,811	26,690	(8,121)	4,384	2,860,788	311,633
Fidelity Series Government Money Market Fund	5,152	175,280	53,121	1,359	-	-	127,311	127,311
Fidelity Series High Income Fund	28,259	751	2,421	465	43	765	27,397	3,113
Fidelity Series International Credit Fund	79	-	-	1	-	1	80	10
Fidelity Series International Developed Markets Bond Index Fund	1,412,016	63,429	159,144	6,891	(3,540)	21,015	1,333,776	152,956
Fidelity Series International Growth Fund	999,199	105,607	197,392	-	28,414	94,800	1,030,628	51,921
Fidelity Series International Index Fund	385,954	40,503	88,282	-	16,311	33,294	387,780	27,118
Fidelity Series International Small Cap Fund	374,468	5,314	73,026	-	10,205	55,721	372,682	18,784
Fidelity Series International Value Fund	1,034,434	88,544	238,610	-	56,237	80,749	1,021,354	66,886
Fidelity Series Investment Grade Bond Fund	2,651,648	240,364	210,744	29,112	(4,795)	12,791	2,689,264	266,264
Fidelity Series Investment Grade Securitized Fund	1,667,662	126,694	129,123	19,209	(4,340)	4,192	1,665,085	185,628
Fidelity Series Large Cap Growth Index Fund	999,556	28,670	233,841	1,316	58,856	98,563	951,804	35,370
Fidelity Series Large Cap Stock Fund	922,812	27,853	199,003	-	40,911	89,043	881,616	34,052
Fidelity Series Large Cap Value Index Fund	1,898,675	120,266	297,728	-	22,527	42,909	1,786,649	103,574
Fidelity Series Long-Term Treasury Bond Index Fund	1,261,427	92,175	196,874	10,879	(44,339)	10,672	1,123,061	208,747
Fidelity Series Overseas Fund	1,013,786	102,348	229,289	-	48,038	93,191	1,028,074	63,461
Fidelity Series Real Estate Income Fund	28,308	699	2,530	412	(170)	273	26,580	2,653
Fidelity Series Select International Small Cap Fund	5,129	16,385	5	-	-	2,987	24,496	1,839
Fidelity Series Small Cap Core Fund	436,049	6,378	74,159	-	(8,613)	38,082	397,737	34,111
Fidelity Series Small Cap Opportunities Fund	193,889	2,413	28,393	-	3,064	13,682	184,655	12,639
Fidelity Series Treasury Bill Index Fund	25,926	397,401	125,190	3,081	(104)	(282)	297,751	29,955
Fidelity Series Value Discovery Fund	681,486	43,339	104,019	-	2,172	16,476	639,454	39,546
	28,259,841	2,616,747	4,616,169	135,899	323,259	1,164,866	27,748,544

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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